                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes individual flexible premium variable deferred annuity contracts (the "contracts") for individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares/1/
  AIM V.I. Core Equity Fund -- Series I shares/2/
  AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio -- Class B AllianceBernstein Growth and Income Portfolio -- Class B AllianceBernstein International Value Portfolio -- Class B AllianceBernstein Large Cap Growth Portfolio -- Class B AllianceBernstein Small Cap Growth Portfolio --Class B

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2
/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund --
    Class III Shares
  Mercury Global Allocation V.I. Fund --  Class III Shares
  Mercury Large Cap Growth V.I. Fund --  Class III Shares
  Mercury Value Opportunities V.I. Fund --  Class III Shares

Federated Insurance Series:
  Federated High Income Bond Fund II* --  Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
  VIP Balanced Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio --  Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Growth Securities Fund --  Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  Total Return Fund -- Class 3 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio --  Class II (formerly,
   Salomon Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio  -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series --  Service Class Shares
  MFS(R) Investors Trust Series --  Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006.

Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --  Service Shares
  Oppenheimer Global Securities Fund/VA --  Service Shares
  Oppenheimer Main Street Fund/VA --  Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --  Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
The following Portfolio is not available to new premium payments or transfers on or after November 15, 2004:

Janus Aspen Series
  International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) --  Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series --  Service Class Shares
* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006.

Table of Contents



Definitions.................................................  9

Fee Tables.................................................. 11
   Example.................................................. 14

Synopsis.................................................... 18

Condensed Financial Information............................. 23

Investment Results.......................................... 23

Financial Statements........................................ 23

The Company................................................. 24

The Separate Account........................................ 25
   The Portfolios........................................... 25
   Subaccounts.............................................. 26
   Voting Rights............................................ 37

The Guarantee Account....................................... 38

Charges and Other Deductions................................ 40
   Transaction Expenses..................................... 41
   Deductions From Separate Account......................... 43
   Other Charges............................................ 43

The Contract................................................ 48
   Purchase of the Contract................................. 48
   Ownership................................................ 49
   Assignment............................................... 50
   Premium Payments......................................... 50
   Valuation Day and Valuation Period....................... 51
   Allocation of Premium Payments........................... 51
   Bonus Credits............................................ 52
   Valuation of Accumulation Units.......................... 52

Transfers................................................... 54
   Transfers Before the Maturity Date....................... 54
   Transfers From the Guarantee Account to the Subaccounts.. 54 Transfers From the Subaccounts to the Guarantee Account.. 54
   Transfers Among the Subaccounts.......................... 55
   Telephone/Internet Transactions.......................... 56
   Confirmation of Transactions............................. 57
   Special Note on Reliability.............................. 57
   Transfers by Third Parties............................... 58
   Special Note on Frequent Transfers....................... 59
   Dollar Cost Averaging Program............................ 61

   Portfolio Rebalancing Program.............................  63
   Guarantee Account Interest Sweep Program..................  64

Surrenders and Partial Surrenders............................  65
   Surrenders and Partial Surrenders.........................  65
   Restrictions on Distributions From Certain Contracts......  66
   Systematic Withdrawal Program.............................  67

Death of Owner and/or Annuitant..............................  69
   Distribution Provisions Upon Death of Owner or Joint
     Owner...................................................  69
   Death Benefit At Death of Annuitant Before the Maturity
     Date....................................................  69
   Annual Step-Up Death Benefit Rider Option.................  70
   5% Rollup Death Benefit Rider Option......................  72
   Earnings Protector Death Benefit Rider Option.............  73
   The Earnings Protector and Greater of Annual Step-Up and
     5% Rollup Death Benefit Rider Option....................  75
   Termination of Death Benefit Rider Options When Contract
     Assigned or Sold........................................  76
   How to Claim Proceeds and/or Death Benefit Payments.......  76
   Distribution Rules When Death Occurs Before Income
     Payments Begin..........................................  77
   Distribution Rules When Death Occurs After Income
     Payments Begin..........................................  78
   Death Benefit at Death of Annuitant Before the Maturity
     Date....................................................  78
   Optional Guaranteed Minimum Death Benefit.................  81
   Optional Enhanced Death Benefit...........................  83
   When We Calculate the Death Benefit.......................  85
   Death of an Owner or Joint Owner Before the Maturity Date. 85 Death of an Owner, Joint Owner, or Annuitant After
     Income Payments Begin...................................  87

Income Payments..............................................  88
   Optional Payment Plans....................................  90
   Variable Income Payments..................................  91
   Transfers After the Maturity Date.........................  92

Federal Tax Matters..........................................  93
   Introduction..............................................  93
   Taxation of Non-Qualified Contracts.......................  93
   Section 1035 Exchanges....................................  97
   Qualified Retirement Plans................................  98
   Federal Income Tax Withholding............................ 103
   State Income Tax Withholding.............................. 103
   Tax Status of the Company................................. 103
   Changes in the Law........................................ 104

Requesting Payments.......................................... 105

Sales of the Contracts....................................... 107
   Principal Underwriter..................................... 107
   Sales of Contracts........................................ 107

Additional Information...................................... 110
   Owner Questions.......................................... 110
   Return Privilege......................................... 110
   State Regulation......................................... 110
   Evidence of Death, Age, Gender or Survival............... 111
   Records and Reports...................................... 111
   Other Information........................................ 111
   Legal Proceedings........................................ 111

Appendix A.................................................. A-1
   Examples -- Death Benefit Calculations................... A-1

Appendix B.................................................. B-1
   Condensed Financial Information.......................... B-1

Table of Contents for Statement of Additional Information

Definitions


                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full and  Surrender Charge as
 payments surrendered)                       Partially Completed a Percentage of the
                                             Years Since We      Premium Payment
                                             Received the        Surrendered/1/
                                             Premium Payment
                                             ---------------------------------------
                                                      1                  8%
                                                      2                  8%
                                                      3                  7%
                                                      4                  6%
                                                      5                  5%
                                                      6                  4%
                                                      7                  3%
                                                      8                  2%
                                                  9 or more              0%
------------------------------------------------------------------------------------
              Transfer Charge                               $10.00/2/
------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                       $25.00/1/
-------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                            1.30%
-------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                0.25%
-------------------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of Contract Value at the time the charge is taken)/2/
-------------------------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option                                                    0.20%
-------------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option                                                         0.30%
-------------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                                                0.30%
-------------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option    0.70%
-------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                                 2.25%/3/
-------------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

                    /2/ All charges for the optional death benefits are taken
                        in arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. If another optional death benefit was elected, or if no optional death benefit was elected, the total Separate Account annual expenses would be lower.

                      For more information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of this prospectus.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Contract Charge                                                      $25.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.30%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.25%
-------------------------------------------------------------------------------------
Optional Benefits/2/
-------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                            0.35%/3/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                      0.35%/4/
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
-------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.
                    /2/ The charges for the optional death benefits are taken
                        in arrears on each contract anniversary and at the time of surrender.
                    /3/ This charge is taken annually as a percentage of your
                        prior contract year's average benefit amount. Currently we charge 0.25% of your prior contract year's average benefit amount.
                    /4/ This charge is taken annually as a percentage of your
                        prior contract year's average Contract Value. Currently we charge 0.20% of your prior contract year's average Contract Value.
                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,152 $2,071  $2,900   $4,970

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $432  $1,441  $2,450   $4,970

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . total Separate Account charges of 1.55% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $25 (assumed to be
                           equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

                      If the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not elected, the expense figures shown above would be lower.

                      For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Guaranteed Minimum Death
                           Benefit Rider;

                         . elected the Optional Enhanced Death Benefit Rider;
                           and

                         . surrendered, your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,152 $2,071  $2,900   $4,970

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $432  $1,441  $2,450   $4,970

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . total Separate Account charges of 1.55% (deducted
                           daily at an annual effective rate of assets in the Separate Account);

                         . an annual contract charge of $25 (assumed to be
                           equivalent to 0.1% of the Contract Value);

                         . a charge of 0.35% for the Optional Guaranteed
                           Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

                         . a charge of 0.35% for the Optional Enhancement Death
                           Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

                      If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhancement Death Benefit Rider are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled "The Contract" in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. There is also a charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts in the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," the "Income Payments -- Transfers After the Maturity Date" and "The Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax, and if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund computed as of that date. Your refund will be computed as follows:

                        (1) if your Contract Value has increased or has stayed
                            the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

                        (2) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

                        (3) if required by the law of your state, your premium
                            payments minus any partial surrenders you previously have taken.

                      You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in
                      the contract?   Generally all investment earnings under
                      the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B of this prospectus for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges and surrender charges.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 and/or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the maximum charge for the available death benefit rider options. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments.
                      There are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS           You may allocate premium payments in up to 20 Subaccounts
                      of the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.

                                                                                           Adviser (and Sub-Adviser(s),
                  Subaccount                             Investment Objective                     as applicable)
                  -----------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value       Seeks to provide long-term growth of capital.     A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series II shares
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Capital           Seeks to provide growth of capital.               A I M Advisors, Inc.
                  Appreciation Fund --
                  Series I shares/1/
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Core Equity       Seeks to provide growth of capital.               A I M Advisors, Inc.
                  Fund -- Series I shares/2/
                  -----------------------------------------------------------------------------------------------------
`                 AIM V.I. International     Seeks to provide long-term growth of capital.     A I M Advisors, Inc.
                  Growth Fund --
                  Class II shares
                  -----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Global   Long-term growth of capital.                      Alliance Capital
VARIABLE PRODUCTS Technology Portfolio --                                                      Management, L.P.
SERIES FUND, INC. Class B
                  -----------------------------------------------------------------------------------------------------
                  AllianceBernstein          Long-term growth of capital.                      Alliance Capital
                  Growth and Income                                                            Management, L.P.
                  Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Growth Fund merged into
                        the AIM V.I. Capital Appreciation Fund.

                    /2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                   Adviser (and Sub-Adviser(s),
                        Subaccount                              Investment Objective                      as applicable)
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein         Long-term growth of capital.                      Alliance Capital
                        International Value                                                         Management, L.P.
                        Portfolio -- Class B
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein Large   Long-term growth of capital.                      Alliance Capital
                        Cap Growth Portfolio --                                                     Management, L.P.
                        Class B
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein Small   Long-term growth of capital.                      Alliance Capital
                        Cap Growth Portfolio --                                                     Management, L.P.
                        Class B
                        -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection   Pursues long-term total return using a strategy   American Century
VARIABLE PORTFOLIOS II, Fund -- Class II          that seeks to protect against U.S. inflation.     Investment Management,
INC.                                                                                                Inc.
                        -------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico          The fund seeks long-term growth of capital.       Columbia Management
VARIABLE INSURANCE      Growth Fund, Variable                                                       Advisors, LLC (subadvised
TRUST I (FORMERLY,      Series (formerly, Nations                                                   by Marsico Capital
NATIONS SEPARATE        Marsico Growth                                                              Management, LLC)
ACCOUNT TRUST)          Portfolio)
                        -------------------------------------------------------------------------------------------------------
                        Columbia Marsico          The fund seeks long-term growth of capital.       Columbia Management
                        International                                                               Advisors, LLC (subadvised
                        Opportunities Fund,                                                         by Marsico Capital
                        Variable Series                                                             Management, LLC)
                        (formerly, Nations
                        Marsico International
                        Opportunities Portfolio)
                        -------------------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income   Seeks high current income.                        Eaton Vance Management
VARIABLE TRUST          Fund
                        -------------------------------------------------------------------------------------------------------
                        VT Worldwide Health       Seeks long-term capital growth by investing in a  OrbiMed Advisors LLC
                        Sciences Fund             worldwide and diversified portfolio of health
                                                  sciences companies.
                        -------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega        Seeks long-term capital growth.                   Evergreen Investment
ANNUITY TRUST           Fund -- Class 2                                                             Management Company, LLC
                        -------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES     Mercury Basic Value V.I.  Seeks capital appreciation and, secondarily,      Merrill Lynch Investment
FUNDS, INC.             Fund -- Class III Shares  income.                                           Managers, L.P., dba
                                                                                                    Mercury Advisors
                        -------------------------------------------------------------------------------------------------------
                        Mercury Global            Seeks high total investment return.               Merrill Lynch Investment
                        Allocation V.I. Fund --                                                     Managers, L.P., dba
                        Class III Shares                                                            Mercury Advisors
                        -------------------------------------------------------------------------------------------------------
                        Mercury Large Cap         Seeks long-term capital growth.                   Merrill Lynch Investment
                        Growth V.I. Fund --                                                         Managers, L.P., dba
                        Class III Shares                                                            Mercury Advisors
                        -------------------------------------------------------------------------------------------------------
                        Mercury Value             Seeks long-term growth of capital.                Merrill Lynch Investment
                        Opportunities V.I.                                                          Managers, L.P., dba
                        Fund -- Class III Shares                                                    Mercury Advisors
                        -------------------------------------------------------------------------------------------------------

                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount                    Investment Objective                as applicable)
                     -----------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income     Seeks high current income by   Federated Investment
SERIES               Bond Fund II              investing in lower-rated       Management Company
                                               corporate debt obligations
                                               commonly referred to as "junk
                                               bonds."
                     -----------------------------------------------------------------------------------------
                     Federated Kaufmann        Seeks capital appreciation.    Federated Equity
                     Fund II -- Service Shares                                Management Company of
                                                                              Pennsylvania (subadvised by
                                                                              Federated Global
                                                                              Investment Management
                                                                              Corp.)
                     -----------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced              Seeks income and capital       Fidelity Management &
INSURANCE PRODUCTS   Portfolio --              growth consistent with         Research Company
FUND                 Service Class 2           reasonable risk.
                     -----------------------------------------------------------------------------------------
                     VIP Contrafund(R)         Seeks long-term capital        Fidelity Management &
                     Portfolio -- Service      appreciation.                  Research Company
                     Class 2                                                  (subadvised by Fidelity
                                                                              Management & Research
                                                                              (U.K.) Inc., Fidelity
                                                                              Management & Research
                                                                              (Far East) Inc., Fidelity
                                                                              Investments Japan Limited
                                                                              and FMR Co., Inc.)
                     -----------------------------------------------------------------------------------------
                     VIP Dynamic Capital       Seeks capital appreciation.    Fidelity Management &
                     Appreciation Portfolio --                                Research Company
                     Service Class 2                                          (subadvised by Fidelity
                                                                              Management & Research
                                                                              U.K. Inc., Fidelity
                                                                              Management & Research
                                                                              Far East Inc., Fidelity
                                                                              Investments Japan Limited
                                                                              and FMR Co. Inc.)
                     -----------------------------------------------------------------------------------------
                     VIP Equity-Income         Seeks reasonable income. The   Fidelity Management &
                     Portfolio --              fund will also consider the    Research Company
                     Service Class 2           potential for capital          (subadvised by FMR Co.,
                                               appreciation. The fund's goal  Inc.)
                                               is to achieve a yield which
                                               exceeds the composite yield
                                               on the securities comprising
                                               the Standard & Poor's 500/SM/
                                               Index (S&P 500(R)).
                     -----------------------------------------------------------------------------------------
                     VIP Growth Portfolio --   Seeks to achieve capital       Fidelity Management &
                     Service Class 2           appreciation.                  Research Company
                                                                              (subadvised by FMR Co.,
                                                                              Inc.)
                     -----------------------------------------------------------------------------------------
                     VIP Growth & Income       Seeks high total return        Fidelity Management &
                     Portfolio --              through a combination of       Research Company
                     Service Class 2           current income and capital     (subadvised by Fidelity
                                               appreciation.                  Management & Research
                                                                              (U.K.) Inc., Fidelity
                                                                              Management & Research (Far
                                                                              East) Inc., Fidelity Investments
                                                                              Japan Limited and FMR Co.,
                                                                              Inc.)
                     -----------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount                              Investment Objective                        as applicable)
                   ----------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Seeks long-term growth of capital.                  Fidelity Management &
                   Service Class 2                                                              Research Company
                                                                                                (subadvised by Fidelity
                                                                                                Management & Research
                                                                                                (U.K.) Inc. and Fidelity
                                                                                                Management & Research Far
                                                                                                East Inc.)
                   ----------------------------------------------------------------------------------------------------------
                   VIP Value Strategies     Seeks capital appreciation.                         Fidelity Management &
                   Portfolio --                                                                 Research Company
                   Service Class 2                                                              (subadvised by FRM Co., Inc.)
                   ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income          Seeks to maximize income while maintaining          Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund --       prospects for capital appreciation. The fund
PRODUCTS TRUST     Class 2 Shares           normally invests in both equity and debt
                                            securities. The fund seeks income by investing in
                                            corporate, foreign and U.S. Treasury bonds as
                                            well as stocks with dividend yields the manager
                                            believes are attractive.
                   ----------------------------------------------------------------------------------------------------------
                   Mutual Shares            Seeks capital appreciation, with income as a        Franklin Mutual Advisers,
                   Securities Fund --       secondary goal. The fund normally invests mainly    LLC
                   Class 2 Shares           in equity securities that the manager believes are
                                            undervalued. The fund normally invests primarily in
                                            undervalued stocks and to a lesser extent in risk
                                            arbitrage securities and distressed companies.
                   ----------------------------------------------------------------------------------------------------------
                   Templeton Growth         Seeks long-term capital growth. The fund normally   Templeton Global Advisors
                   Securities Fund --       invests primarily in equity securities of companies Limited
                   Class 2 Shares           located anywhere in the world, including those in
                                            the U.S. and in emerging markets.
                   ----------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund              Seeks maximum income consistent with prudent        GE Asset Management
FUNDS, INC.                                 investment management and the preservation of       Incorporated
                                            capital.
                   ----------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund      Seeks long-term growth of capital and future        GE Asset Management
                                            income.                                             Incorporated
                   ----------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/     Seeks a high level of current income consistent     GE Asset Management
                                            with the preservation of capital and maintenance    Incorporated
                                            of liquidity.
                   ----------------------------------------------------------------------------------------------------------
                   Premier Growth Equity    Seeks long-term growth of capital and future        GE Asset Management
                   Fund                     income rather than current income.                  Incorporated
                   ----------------------------------------------------------------------------------------------------------
                   Real Estate Securities   Seeks maximum total return through current          GE Asset Management
                   Fund                     income and capital appreciation.                    Incorporated (subadvised by
                                                                                                Urdang Securities
                                                                                                Management, Inc.)
                   ----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund2   Seeks growth of capital and accumulation of         GE Asset Management
                                            income that corresponds to the investment return    Incorporated (subadvised
                                            of S&P's 500 Composite Stock Index.                 by SSgA Funds
                                                                                                Management, Inc.)
                   ----------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.
                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                  Adviser (and Sub-Adviser(s),
                   Subaccount                                Investment Objective                        as applicable)
                   -----------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund      Seeks long-term growth of capital.                  GE Asset Management
                   (formerly, Small-Cap                                                           Incorporated (subadvised by
                   Value Equity Fund)                                                             Palisade Capital
                                                                                                  Management LLC)
                   -----------------------------------------------------------------------------------------------------------
                   Total Return Fund/1/       Seeks the highest total return, composed of         GE Asset Management
                                              current income and capital appreciation, as is      Incorporated
                                              consistent with prudent investment risk.
                   -----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund           Seeks long-term growth of capital.                  GE Asset Management
                                                                                                  Incorporated
                   -----------------------------------------------------------------------------------------------------------
                   Value Equity Fund          Seeks long-term growth capital and future income.   GE Asset Management
                                                                                                  Incorporated
                   -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio --      Seeks long-term capital growth, consistent with     Janus Capital
                   Service Shares             preservation of capital and balanced by current     Management LLC
                                              income.
                   -----------------------------------------------------------------------------------------------------------
                   Forty Portfolio --         A non-diversified/2/ portfolio that seeks long-term Janus Capital
                   Service Shares             growth of capital.                                  Management LLC
                   -----------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners        Seeks capital appreciation through investment in    Salomon Brothers Asset
PARTNERS VARIABLE  Variable All Cap           securities which the managers believe have          Management Inc
PORTFOLIOS I, INC. Portfolio -- Class II      above-average capital appreciation potential.
(FORMERLY, SALOMON (formerly, Salomon
BROTHERS VARIABLE  Brothers Variable All Cap
SERIES FUNDS INC)  Fund)
                   -----------------------------------------------------------------------------------------------------------
                   Legg Mason Partners        Seeks to obtain above-average income (compared      Salomon Brothers Asset
                   Variable Total Return      to a portfolio entirely invested in equity          Management Inc
                   Portfolio -- Class II      securities). The portfolio's secondary objective is
                   (formerly, Salomon         to take advantage of opportunities to achieve
                   Brothers Variable Total    growth of capital and income.
                   Return Fund)
                   -----------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners        Seeks capital appreciation.                         Salomon Brothers Asset
PARTNERS VARIABLE  Variable Aggressive                                                            Management Inc
PORTFOLIOS II      Growth Fund -- Class II
(FORMERLY,         (formerly, Salomon
GREENWICH STREET   Brothers Variable
SERIES FUND)       Aggressive Growth Fund)
                   -----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth    Seeks long-term growth of capital and future        Massachusetts Financial
INSURANCE TRUST    Stock Series --            income rather than current income.                  Services Company
                   Service Class Shares
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust     Seeks long-term growth of capital and secondarily   Massachusetts Financial
                   Series --                  reasonable current income.                          Services Company
                   Service Class Shares
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) Total Return        Seeks above-average income. Reasonable              Massachusetts Financial
                   Series --                  opportunity for growth of capital and income is a   Services Company
                   Service Class Shares       secondary objective.
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series -- Seeks capital growth and current income.            Massachusetts Financial
                   Service Class Shares                                                           Services Company
                   -----------------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 shares of the Total Return Fund are available.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                 Subaccount                                Investment Objective                        as applicable)
                 -----------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Balanced      Seeks a high total investment return, which             OppenheimerFunds, Inc.
VARIABLE ACCOUNT Fund/VA --                includes current income and capital appreciation
FUNDS            Service Shares            in the values of its shares.
                 -----------------------------------------------------------------------------------------------------------
                 Oppenheimer Capital       Seeks capital appreciation by investing in              OppenheimerFunds, Inc.
                 Appreciation Fund/VA --   securities of well-known, established companies.
                 Service Shares
                 -----------------------------------------------------------------------------------------------------------
                 Oppenheimer Global        Seeks long-term capital appreciation by investing       OppenheimerFunds, Inc.
                 Securities Fund/VA --     a substantial portion of its assets in securities of
                 Service Shares            foreign issuers, "growth type" companies, cyclical
                                           industries and special situations that are
                                           considered to have appreciation possibilities.
                 -----------------------------------------------------------------------------------------------------------
                 Oppenheimer Main          Seeks high total return (which includes growth in       OppenheimerFunds, Inc.
                 Street Fund/VA --         the value of its shares as well as current income)
                 Service Shares            from equity and debt securities.
                 -----------------------------------------------------------------------------------------------------------
                 Oppenheimer Main          Seeks capital appreciation                              OppenheimerFunds, Inc.
                 Street Small Cap
                 Fund/VA --
                 Service Shares
                 -----------------------------------------------------------------------------------------------------------
                 Oppenheimer MidCap        Seeks capital appreciation by investing in "growth      OppenheimerFunds, Inc.
                 Fund/VA -- Service        type" companies.
                 Shares (formerly,
                 Oppenheimer Aggressive
                 Growth Fund/VA)
                 -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   All Asset Portfolio --    Seeks maximum real return consistent with               Pacific Investment
INSURANCE TRUST  Advisor Class Shares      preservation of real capital and prudent                Management Company LLC
                                           investment management.
                 -----------------------------------------------------------------------------------------------------------
                 High Yield Portfolio --   Seeks to maximize total return, consistent with         Pacific Investment
                 Administrative Class      preservation of capital and prudent investment          Management Company LLC
                 Shares                    management. Invests at least 80% of its assets
                                           in a diversified portfolio of high yield securities
                                           ("junk bonds") rated below investment grade but
                                           rated at least Caa by Moody's or CCC by S&P, or,
                                           if unrated, determined by PIMCO to be of
                                           comparable quality, subject to a maximum of 5%
                                           of total assets in securities rated Caa by Moody's
                                           or CCC by S&P, or, if unrated, determined by
                                           PIMCO to be of comparable quality.
                 -----------------------------------------------------------------------------------------------------------
                 Long-Term U.S.            Seeks maximum total return, consistent with             Pacific Investment
                 Government Portfolio --   preservation of capital and prudent investment          Management Company LLC
                 Administrative Class      management.
                 Shares
                 -----------------------------------------------------------------------------------------------------------
                 Low Duration Portfolio -- Seeks maximum total return, consistent with             Pacific Investment
                 Administrative Class      preservation of capital and prudent investment          Management Company LLC
                 Shares                    management.
                 -----------------------------------------------------------------------------------------------------------
                 Total Return Portfolio -- Seeks maximum total return, consistent with             Pacific Investment
                 Administrative Class      preservation of capital and prudent investment          Management Company LLC
                 Shares                    management.
                 -----------------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount                          Investment Objective                       as applicable)
                  ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Seeks long-term growth of capital.                 Prudential Investments LLC
SERIES FUND       Class II                                                                 (subadvised by Jennison
(FORMERLY, THE                                                                             Associates LLC)
PRUDENTIAL SERIES
FUND, INC.)
                  ----------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus  Seeks long-term growth of capital.                 Prudential Investments LLC
                  Portfolio -- Class II                                                    (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------
                  Natural Resources     Seeks long-term growth of capital.                 Prudential Investments LLC
                  Portfolio -- Class II                                                    (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/           Seeks to provide investment results that           Rydex Investments
TRUST                                   correspond to a benchmark for over-the-counter
                                        securities. The portfolio's current benchmark is
                                        the NASDAQ 100 Index(TM). The NASDAQ 100
                                        Index(TM) contains the 100 largest non-financial,
                                        non-utilities stocks in the NASDAQ composite.
                  ----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Seeks capital growth and income through            Van Kampen Asset
INVESTMENT TRUST  Class II Shares       investments in equity securities, including        Management
                                        common stocks, preferred stocks and securities
                                        convertible into common and preferred stocks.
                  ----------------------------------------------------------------------------------------------------
                  Emerging Growth       Seeks capital appreciation.                        Van Kampen Asset
                  Portfolio --                                                             Management
                  Class II Shares
                  ----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new premium payments or transfers on or after November 15, 2004:

                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount                  Investment Objective               as applicable)
                   ------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Seeks long-term growth of capital.        Janus Capital
                   Portfolio --                                                   Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------

                      The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount                        Investment Objective                     as applicable)
                   ------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Seeks capital growth, with current income as a   The Dreyfus Corporation
                   Responsible Growth   secondary goal.
                   Fund, Inc. --
                   Initial Shares
                   ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Seeks long-term growth of capital.               Janus Capital
                   Portfolio --                                                          Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------
                   Global Technology    Seeks long-term growth of capital.               Janus Capital
                   Portfolio --                                                          Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                Subaccount                           Investment Objective                     as applicable)
                ---------------------------------------------------------------------------------------------------
                Large Cap Growth        Seeks long-term growth of capital in a manner     Janus Capital
                Portfolio --            consistent with the preservation of capital.      Management LLC
                Service Shares
                ---------------------------------------------------------------------------------------------------
                Mid Cap Growth          Seeks long-term growth of capital.                Janus Capital
                Portfolio --                                                              Management LLC
                Service Shares
                ---------------------------------------------------------------------------------------------------
                Worldwide Growth        Seeks long-term growth of capital in a manner     Janus Capital
                Portfolio --            consistent with preservation of capital.          Management LLC
                Service Shares
                ---------------------------------------------------------------------------------------------------
PIMCO VARIABLE  Foreign Bond Portfolio  Seeks maximum total return, consistent with       Pacific Investment
INSURANCE TRUST (U.S. Dollar Hedged) -- preservation of capital and prudent investment    Management Company LLC
                Administrative Class    management.
                Shares
                ---------------------------------------------------------------------------------------------------

                      The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount                           Investment Objective                        as applicable)
                     ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset ManagerSM   Seeks to obtain high total return with reduced risk  Fidelity Management &
INSURANCE PRODUCTS   Portfolio             over the long term by allocating its assets among    Research Company
FUND                                       stocks, bonds and short-term instruments.            (subadvised by Fidelity
                                                                                                Management & Research
                                                                                                (U.K.) Inc., Fidelity
                                                                                                Management & Research
                                                                                                (Far East) Inc., Fidelity
                                                                                                Investments Japan Limited,
                                                                                                Fidelity Investments Money
                                                                                                Management, Inc. and FMR
                                                                                                Co., Inc.)
                     ------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Seeks long-term capital appreciation.                Goldman Sachs Asset
VARIABLE INSURANCE   Value Fund                                                                 Management, L.P.
TRUST
                     ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery  Seeks capital appreciation.                          Massachusetts Financial
INSURANCE TRUST      Series --                                                                  Services Company
                     Service Class Shares
                     ------------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                         1) the investment objective of the Portfolio;

                         2) the Portfolio's performance history;

                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                         4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)

                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                            Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                            All Asset Portfolio -- Advisor Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares
                            Low Duration Portfolio -- Administrative Class
                            Shares
                            Total Return Portfolio -- Administrative Class
                            Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers

                      Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.), and Van Kampen Life Investment Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision in this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

                      The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial and total
                      surrenders of each premium payment taken within the first nine years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received      of the Premium Payment
              the Premium Payment                  Surrendered
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                6%
                       5                                5%
                       6                                4%
                       7                                3%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . of amounts of Contract Value representing gain (as
                           defined below);

                         . of free withdrawal amounts (as defined below);

                         . on total or partial surrenders taken under Optional
                           Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial or total surrender request;

                        (b) is the total of any partial surrenders previously
                            taken, including surrender charges;

                        (c) is the total of premium payments made; and

                        (d) is the total of any gain previously surrendered.

                      In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM SEPARATE         daily, at an annual rate of 1.55% of the daily net assets
ACCOUNT               of the Separate Account. The charge consists of an
                      administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $25 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option. We deduct this charge against
DEATH BENEFIT         your assets in the Separate Account at each contract
RIDER OPTION          anniversary and at surrender to compensate us for the
                      increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual
                      Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE 5%     We charge you for expenses related to the 5% Rollup Death
ROLLUP DEATH BENEFIT  Benefit Rider Option. We deduct this charge against your
RIDER OPTION          assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5%
                      Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option. We deduct this
DEATH BENEFIT RIDER   charge against your assets in the Separate Account on
OPTION                each contract anniversary and at surrender to compensate
                      us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.
                      If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee

                      Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS   We charge you for expenses related to the Earnings
PROTECTOR AND         Protector and Greater of Annual Step-Up and 5% Rollup
GREATER OF ANNUAL     Death Benefit Rider Option. We deduct this charge against
STEP-UP AND 5% ROLLUP your assets in the Separate Account on each contract
DEATH BENEFIT RIDER   anniversary and at surrender to compensate us for the
OPTION                increased risks and expenses associated with providing
                      this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

                      For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL              Guaranteed Minimum Death Benefit. We deduct this charge
GUARANTEED            against the Contract Value at each contract anniversary
MINIMUM DEATH         and at the time you fully surrender the contract. This
BENEFIT               charge is assessed in order to compensate us for the
                      increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum
                      Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional
                      Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account
                      (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

                      We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit. At the beginning of each contract
DEATH BENEFIT         year after the first contract year, we deduct a charge
                      against the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

                      At surrender, the charge is made against the average of:

                        (1) the Contract Value at the beginning of the current
                            contract year; and

                        (2) the Contract Value at surrender.

                      The charge at surrender will be a pro rata portion of the annual charge.

                      We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

                      The following provisions apply to all contracts:

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE       If you wish to purchase a contract, you must apply for it
CONTRACT              through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Maturity Date, you may change:

                         . your Maturity Date to any date at least ten years
                           after your last premium payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living.
                      Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments at any frequency and in the
PAYMENTS              amount you select, subject to certain limitations. You
                      must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
                      $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premium payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee
                      Account.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change.

BONUS CREDITS         For contracts issued on or after the later of October 29,
                      2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29,
                      2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus
                      Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus
                      Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF          Partial surrenders, surrenders and payment of a death
ACCUMULATION          benefit all result in the cancellation of an appropriate
UNITS                 number of Accumulation Units. We cancel Accumulation
                      Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
MATURITY DATE         and the Guarantee Account (if available) on any Valuation
                      Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee
                      Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home
                      Office. There may be limitations placed on multiple transfer requests made at different times during the same
                      Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. The Guarantee Account may not
ACCOUNT TO THE        be available in all states or in all markets. For any
SUBACCOUNTS           allocation from the Guarantee Account to the Subaccounts,
                      the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
                      Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all states or in all markets. For contracts
ACCOUNT               issued on or after the later of September 2, 2003, or the
                      date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account.
                      Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Home
                      Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect Unit Values.

                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party you authorized to
                            provide some form of personal identification before we act on the telephone and/or Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement to protect
                            our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) electing it on your application; or

                        (2) contacting an authorized sales representative; or

                        (3) contacting us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets of the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating premium payments,
PROGRAM               in accordance with your allocation instructions in effect
                      on the date of the transfer any time before the Maturity
                      Date. You must specify the frequency of the transfers
                      (either monthly, quarterly, semi-annually or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders


SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially surrender a portion of your Contract Value at
SURRENDERS            any time before the Maturity Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

                      Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          surrender their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified amount (in equal
PROGRAM               installments of at least $100) on a monthly, quarterly,
                      semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic
                      Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision in this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Death of Owner and/or Annuitant

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DISTRIBUTION          In certain circumstances, Federal tax law requires that
PROVISIONS UPON       distributions be made under this contract. Except as
DEATH OF OWNER        described below in the "Distribution Rules" provisions, a
OR JOINT OWNER        distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Contingent Annuitant if any owner
                            or joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

                      If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF ANY       regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner, the amount of proceeds payable is the death
BEFORE THE            benefit. Upon receipt of due proof of the Annuitant's
MATURITY              death and all required forms (generally, due proof of
DATE                  death is a certified copy of the death certificate or a
                      certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) premium payments adjusted for any partial
                            surrenders and any applicable premium taxes; and

                        (b) the Contract Value on the Valuation Day upon
                            receipt of due proof of death and all required forms at our Home Office.

                      Partial surrenders will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

                      Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP        The Annual Step-Up Death Benefit Rider adds an extra
DEATH BENEFIT         feature to the Basic Death Benefit. Under the Annual
RIDER OPTION          Step-Up Death Benefit Rider, the amount of death benefit
                      proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home
                      Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

                      Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

                      The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

                      Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

                      You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH       The 5% Rollup Death Benefit Rider adds an extra feature
BENEFIT RIDER         to the Basic Death Benefit. Under the 5% Rollup Death
OPTION                Benefit Rider, the amount of death benefit proceeds we
                      will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of premium payments; and

                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

                      Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

                      Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

                      You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS              The Earnings Protector Death Benefit Rider adds an extra
PROTECTOR             feature to your death benefit. The Earnings Protector
DEATH BENEFIT         Death Benefit Rider is available only to contracts where
RIDER OPTION          the Annuitant is age 75 or younger on the date the
                      contract is issued.

                      The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered.

                      The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all premium payments paid and not
                            previously surrendered.

                      The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

                      Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as
                      (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial surrender or total surrender request;

                        (b) is the total of any partial surrenders;

                        (c) is the total of premium payments paid; and

                        (d) is the total of any gain previously surrendered.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

                         . Once you purchase the Earnings Protector Death
                           Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS          The Earnings Protector and Greater of Annual Step-Up and
PROTECTOR AND         5% Rollup Death Benefit Rider Option combines the Greater
GREATER OF            of the Annual Step-Up and 5% Rollup Death Benefit Rider
ANNUAL STEP-UP        Option plus the Earnings Protector Death Benefit Rider
AND 5% ROLLUP         Option. Under this rider option, the amount of death
DEATH BENEFIT         benefit proceeds we will pay upon receipt of due proof of
RIDER OPTION          death of the Annuitant and all required forms at our Home
                      Office will be the greatest of:

                         . the Basic Death Benefit;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

TERMINATION OF        Your death benefit rider options will terminate in the
DEATH BENEFIT         event that you assign or sell this contract, unless your
RIDER OPTIONS         contract is assigned or sold pursuant to a court order.
WHEN CONTRACT
ASSIGNED OR SOLD


HOW TO CLAIM          At the death of:
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                        (1) an owner or joint owner (or the Annuitant if any
                            owner or joint owner is a non-natural entity); or

                        (2) the Annuitant;

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

                        (1) receive the proceeds in a lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan (1) or (2) as described
                            in the Optional Payment Plans section. If elected, payments much commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice (2).

DISTRIBUTION          If the sole designated beneficiary is the spouse of the
RULES WHEN            deceased, the spouse may continue the contract as the new
DEATH OCCURS          owner. If the deceased was also an Annuitant, the spouse
BEFORE INCOME         will automatically become the new sole Annuitant. As the
PAYMENTS BEGIN        new named owner and Annuitant, the spouse may exercise
                      all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with Payment Choice
                      (1) or (2), unless Payment Choice (3) is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION          After income payments begin, if an owner, joint owner,
RULES WHEN            Annuitant, or designated beneficiary dies while the
DEATH OCCURS          contract is in force, payments that are already being
AFTER INCOME          made under the contract will be made at least as rapidly
PAYMENTS BEGIN        as under the method of distribution in effect at the time
                      of death, notwithstanding any other provision of the contract.

                      The following death benefit provisions apply to contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, unless noted otherwise.

DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner of the contract, the amount of proceeds
BEFORE THE            available for the designated beneficiary (as defined
MATURITY DATE         below) is the death benefit. This death benefit may be
                      referred to as the "Annual Estate Protector /SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Optional Guaranteed Minimum Death Benefit; and

                        (3) the Optional Enhanced Death Benefit.

                      We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                                The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

                      We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

                      For contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      The death benefit equals the sum of (a) and (b) where:

                        (a) the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is the excess, if any, of the unadjusted death
                            benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                         The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

                      We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL              The Guaranteed Minimum Death Benefit is available to
GUARANTEED            contracts with Annuitants age 75 or younger at the time
MINIMUM DEATH         the contract is issued. If the owner elects the
BENEFIT               Guaranteed Minimum Death Benefit at the time of
                      application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

                        (1) the Basic Death Benefit; and

                        (2) the Guaranteed Minimum Death Benefit.

                      The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

                      If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

                      If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

                        (a) is the total of all premium payments we receive,
                            multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

                        (b) is the Guaranteed Minimum Death Benefit of the
                            preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

                      We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

                        (1) the net investment factor of the Subaccount for
                            Valuation Period, minus one; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

                        (1) the factor for the Valuation Period equivalent to
                            the credited rate(s) applicable to such
                            allocations; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

                      We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision in this prospectus.

                      The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

                      Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL              The Optional Enhanced Death Benefit (which may be
ENHANCED              referred to as "Earnings Protector" in our marketing
DEATH BENEFIT         materials) adds an extra feature to our Basic Death
                      Benefit and, if applicable, the Optional Guaranteed
                      Minimum Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) your Contract Value at the beginning of the
                            previous contract year; and

                        (2) your Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision in this prospectus.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the date we receive your
                            partial surrender request;

                        (b) is the total of any partial surrenders, excluding
                            surrender charges, previously taken;

                        (c) is the total of premiums paid; and

                        (d) is the total of any gain previously surrendered.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE               We will calculate the Basic Death Benefit, the Optional
CALCULATE THE         Guaranteed Minimum Death Benefit, and Optional Enhanced
DEATH BENEFIT         Death Benefit on the date we receive due proof of death
                      at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR              distributions be made under this contract upon the first
JOINT OWNER           death of:
BEFORE THE
MATURITY DATE
                         . an owner or joint owner (or the Annuitant if any
                           owner is a non-natural entity); or

                         . the Annuitant.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death.
                           Any death benefit will be based on the new
                           Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                                                                    Amount of
                                   Person who died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint                             Surrender Value
                      Owner (who is not the Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Death Benefit
                      (who is the Annuitant)
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN           After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of death, notwithstanding any other provision in the
                      contract.

Income Payments

                      The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85), may in certain circumstances have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment and within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding the Maturity Date;

                         . the settlement age on the Maturity Date, and if
                           applicable, the gender of the Annuitant;

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract:

                      Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                      Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Contract Value as of the Maturity Date,
PAYMENTS              less any premium taxes, multiplied by the monthly payment
                      rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of

                      Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive the written transfer request at our Home
                      Office. However, we reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity
                      Unit Values. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

                      Taxation of Death Benefit if Paid Before the Maturity
                      Date:

                         . the death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan;

                         . if not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Maturity Date:

                         . The death benefit is includible in income to the
                           extent it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           income payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contracts


PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana
                      as Genworth Financial Brokerage Corporation)
                      (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford,
                      Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

SALES OF THE          Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 7.0% of your aggregate premium payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.5% of your aggregate premium payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2005, 2004 and 2003, $62.0 million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within the free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid to:

                             Genworth Life and Annuity Insurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

                        (1) if your Contract Value has increased or has stayed
                            the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

                        (2) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

                        (3) if required by the law of your state, your premium
                            payments minus any partial surrenders you previously have taken.

                      This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before actions on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 We face a significant risk of litigation and regulatory
PROCEEDINGS           investigations and actions in the ordinary course of
                      operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities.
                      A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations.
                      Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples -- Death Benefit Calculations

                      The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------

                      Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                                Premium Contract  Death
                         Date   Payment  Value   Benefit
                        --------------------------------
                        3/31/06 $10,000 $10,000  $10,000
                        3/31/14          20,000   20,000
                        3/31/15          14,000   10,000
                        --------------------------------

                      If a partial surrender of $7,000 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender

                      (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP        The following example shows how the Annual Step-Up Death
DEATH BENEFIT         Benefit works based on hypothetical values. It is not
RIDER OPTION          intended to depict investment performance of the
                      contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional premium payments;

                        (3) the owner takes no partial surrenders; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  135,000
                        8        83       145,000  145,000
                      ------------------------------------

                      Partial surrenders will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH       The following example shows how the 5% Rollup Death
BENEFIT RIDER         Benefit Rider Option works based on hypothetical values.
OPTION                It is not intended to depict investment performance of
                      the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional premium payments;

                        (4) the owner takes annual partial surrenders equal to
                            5% of premium payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.

                                    Partial           5% Rollup
                End of Annuitant's Surrender Contract   Death
                 Year      Age      Amount    Value    Benefit
                -----------------------------------------------
                           70           --   $100,000 $100,000
                  1        71       $5,000     95,000  100,000
                  2        72        5,000     90,000  100,000
                  3        73        5,000     85,000  100,000
                  4        74        5,000     80,000  100,000
                  5        75        5,000     75,000  100,000
                  6        76        5,000     70,000  100,000
                  7        77        5,000     65,000  100,000
                  8        78        5,000     60,000  100,000
                  9        79        5,000     55,000  100,000
                -----------------------------------------------

                      Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

                      Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% Rollup
                                              Death Benefit
                                              Option Before
                             Premium Contract  Any Partial
                      Date   Payment  Value    Surrenders
                     --------------------------------------
                     3/31/06 $10,000 $ 10,000   $ 10,000
                     3/31/14      --   20,000     10,500
                     3/31/15      --   14,000     11,025
                     --------------------------------------

                      Therefore, if a $7,000 partial surrender is taken on March 31, 2015, the 5% Rollup Death Benefit immediately after the partial surrender will be $5,512.50 ($11,025 to

                      $5,512.50) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial surrender.

EARNINGS              The following example shows how the Earnings Protector
PROTECTOR             Death Benefit works based on purely hypothetical values.
DEATH BENEFIT         It is not intended to depict investment performance of
RIDER OPTION          the contract. This example assumes an owner purchases a
                      contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 Premium  Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/06 $100,000 $100,000 $      0 $100,000      $     0
         8/01/21           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

                      If the Annuitant's death and notification of the death occurs on 8/01/21, the Earnings Protector Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

                      The following examples are for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable state modifications and prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 70 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          71         1   $103,000 $103,000
                          72         2    110,000  110,000
                          73         3     80,000  110,000
                          74         4    120,000  120,000
                          75         5    130,000  130,000
                          76         6    150,000  150,000
                          77         7    160,000  160,000
                          78         8    130,000  160,000
                          79         9     90,000  160,000
                          80        10    170,000  170,000
                          81        11    140,000  170,000
                          82        12    190,000  190,000
                          83        13    150,000  170,000
                      ------------------------------------

                      Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                                                  Basic
                                Premium Contract  Death
                         Date   Payment  Value   Benefit
                        --------------------------------
                        3/31/06 $25,000 $25,000  $25,000
                        3/31/14          50,000   50,000
                        3/31/15          35,000   50,000
                        --------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the Contract Date then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

                      Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/06 $25,000 $25,000     $25,000
                     3/31/14          50,000      50,000
                     3/31/15          35,000      50,000
                     --------------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2015, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL              The following example shows how the Optional Enhanced
ENHANCED DEATH        Death Benefit works based on purely hypothetical values.
BENEFIT               It is not intended to depict investment performance of
                      the contract.

                      This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                                    Contract           Death   Optional Enhanced
                    Date   Premium   Value     Gain   Benefit    Death Benefit
                   -------------------------------------------------------------
                   8/01/06 $100,000 $100,000 $      0 $100,000      $     0
                   8/01/21           300,000  200,000  300,000       70,000
                   -------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on 8/01/21, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.08            $14.61         452,525   2005
                                                                     12.90             14.08         413,942   2004
                                                                     10.00             12.90         218,124   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               7.54              8.08         751,697   2005
                                                                      7.19              7.54         843,407   2004
                                                                      5.63              7.19         819,887   2003
                                                                      7.57              5.63         912,403   2002
                                                                     10.13              7.57         711,998   2001
                                                                     10.00             10.13              --   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/1/                          6.15              6.51         461,192   2005
                                                                      5.77              6.15         411,240   2004
                                                                      4.47              5.77         428,522   2003
                                                                      6.58              4.47         432,922   2002
                                                                     10.49              6.58         256,780   2001
                                                                     10.00             10.49              --   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.63             12.32         223,912   2005
                                                                     10.00             10.63           5,333   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                  7.66              7.97       1,204,825   2005
                                                                      7.36              7.66       1,405,859   2004
                                                                      5.98              7.36       1,650,553   2003
                                                                      8.70              5.98       1,672,332   2002
                                                                      9.92              8.70       1,239,767   2001
                                                                     10.00              9.92              --   2000
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.63             13.91          85,878   2005
                                                                     13.17             13.63          83,620   2004
                                                                     10.00             13.17          57,664   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.46             11.80       4,431,167   2005
                                                                     10.47             11.46       5,035,144   2004
                                                                      8.04             10.47       4,535,288   2003
                                                                     10.51              8.04       2,996,376   2002
                                                                      9.91             10.51       2,101,249   2001
                                                                     10.00              9.91              --   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.09         319,168   2005
                                                                     10.00             10.54          18,750   2004
-------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     $ 7.09            $ 8.02       1,331,560   2005
                                                                                6.65              7.09       1,576,586   2004
                                                                                5.47              6.65       1,395,367   2003
                                                                                8.04              5.47       1,384,298   2002
                                                                               11.37              8.04         970,931   2001
                                                                               10.00             11.37              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       9.97             10.29         212,512   2005
                                                                                8.85              9.97         242,167   2004
                                                                                6.05              8.85         221,495   2003
                                                                                9.04              6.05         188,770   2002
                                                                               11.16              9.04         158,564   2001
                                                                               10.00             11.16              --   2000
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     10.00              9.96          46,808   2005
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                                   13.75             14.54         398,797   2005
                                                                               12.35             13.75         284,446   2004
                                                                               10.00             12.35         180,228   2003
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series
   (formerly, Nations Marsico International Opportunities Portfolio)           15.36             18.08         412,204   2005
                                                                               13.38             15.36         357,830   2004
                                                                               10.00             13.38         115,502   2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.85              6.99          48,924   2005
                                                                                6.55              6.85          63,423   2004
                                                                                5.28              6.55          68,554   2003
                                                                                7.55              5.28          80,469   2002
                                                                               10.02              7.55          51,180   2001
                                                                               10.00             10.02              --   2000
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.26             10.49       1,391,910   2005
                                                                               10.13             10.26         860,149   2004
                                                                               10.00             10.13         334,399   2003
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            12.45             13.11         265,731   2005
                                                                               11.90             12.45         264,611   2004
                                                                               10.00             11.90         170,772   2003
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           10.62             10.83           9,970   2005
                                                                               10.00             10.62           5,174   2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                    $10.87            $10.98          35,061   2005
                                                                        10.00             10.87          19,230   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares               10.00             11.06           6,414   2005
----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                10.86             11.81          33,044   2005
                                                                        10.00             10.86          14,204   2004
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares             11.21             12.15          55,502   2005
                                                                        10.00             11.21          26,493   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.93             13.02         905,372   2005
                                                                        11.92             12.93       1,199,926   2004
                                                                         9.94             11.92       1,293,271   2003
                                                                         9.96              9.94         774,123   2002
                                                                        10.02              9.96         309,175   2001
                                                                        10.00             10.02              --   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          15.00             16.37         503,458   2005
                                                                        13.30             15.00         374,357   2004
                                                                        10.00             13.30         249,724   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Service Class 2                      10.36             10.58          49,579   2005
                                                                        10.00             10.36          37,240   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.30             12.98       3,724,244   2005
                                                                         9.97             11.30       3,257,688   2004
                                                                         7.90              9.97       2,535,093   2003
                                                                         8.87              7.90       1,678,407   2002
                                                                         9.36              8.87       1,052,251   2001
                                                                        10.00              9.36              --   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.80             14.02          59,039   2005
                                                                        11.84             11.80          12,019   2004
                                                                        10.00             11.84           5,629   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.20             11.65       3,440,988   2005
                                                                        10.23             11.20       3,674,799   2004
                                                                         7.99             10.23       3,196,181   2003
                                                                         9.80              7.99       2,476,360   2002
                                                                        10.81              9.80       1,400,128   2001
                                                                        10.00             10.81              --   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                7.25              7.53       1,863,708   2005
                                                                         7.14              7.25       1,967,649   2004
                                                                         5.47              7.14       1,947,234   2003
                                                                         7.97              5.47       1,648,860   2002
                                                                         9.80              7.97       1,258,983   2001
                                                                        10.00              9.80              --   2000
----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2          $ 9.28            $ 9.81       1,001,155   2005
                                                              8.93              9.28       1,094,356   2004
                                                              7.35              8.93       1,025,539   2003
                                                              8.98              7.35         725,106   2002
                                                             10.11              8.98         500,280   2001
                                                             10.10             10.11              --   2000
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                   15.19             17.65       3,920,329   2005
                                                             12.38             15.19       3,369,576   2004
                                                              9.09             12.38       2,639,981   2003
                                                             10.26              9.09       1,420,253   2002
                                                             11.48             10.26         923,291   2001
                                                             10.00             11.48              --   2000
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2          11.27             11.36          23,971   2005
                                                             10.00             11.27          17,160   2004
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares          10.00             10.40         193,835   2005
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund                                                12.58             12.64       2,881,494   2005
                                                             12.35             12.58       3,329,493   2004
                                                             12.11             12.35       4,344,698   2003
                                                             11.20             12.11       5,417,568   2002
                                                             10.59             11.20       2,019,964   2001
                                                              9.71             10.59         978,360   2000
                                                             10.00              9.71         433,696   1999
-----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                        14.93             16.43       4,468,231   2005
                                                             13.07             14.93       5,232,547   2004
                                                              9.99             13.07       5,619,701   2003
                                                             11.77              9.99       5,163,925   2002
                                                             11.91             11.77       4,911,126   2001
                                                             11.17             11.91       2,225,373   2000
                                                             10.00             11.17       1,168,256   1999
-----------------------------------------------------------------------------------------------------------
  Money Market Fund                                          10.88             11.01       7,167,835   2005
                                                             10.95             10.88       8,174,098   2004
                                                             11.03             10.95      11,477,000   2003
                                                             11.04             11.03      20,588,287   2002
                                                             10.79             11.04      22,228,201   2001
                                                             10.32             10.79      13,620,757   2000
                                                             10.00             10.32      12,703,804   1999
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                 10.19             10.16       3,747,837   2005
                                                              9.67             10.19       4,636,865   2004
                                                              7.62              9.67       5,595,417   2003
                                                              9.79              7.62       4,161,689   2002
                                                             10.95              9.79       4,926,747   2001
                                                             11.73             10.95       3,575,788   2000
                                                             10.00             11.73       1,380,434   1999
-----------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                Accumulation      Accumulation  Accumulation
                                               Unit Values at    Unit Values at   Units at
Subaccounts                                  Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                      $24.53            $27.00       1,674,080   2005
                                                    18.82             24.53       1,826,831   2004
                                                    13.92             18.82       1,482,565   2003
                                                    14.33             13.92       1,496,540   2002
                                                    13.01             14.33       1,162,740   2001
                                                     9.97             13.01         791,128   2000
                                                    10.00              9.97         107,802   1999
--------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                              9.37              9.64      15,011,773   2005
                                                     8.61              9.37      16,938,748   2004
                                                     6.82              8.61      17,702,513   2003
                                                     8.92              6.82      15,768,039   2002
                                                    10.33              8.92      17,208,862   2001
                                                    11.59             10.33      14,711,396   2000
                                                    10.00             11.59       7,821,903   1999
--------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                             14.17             15.28       2,413,487   2005
   (formerly, Small-Cap Value Equity Fund)          12.50             14.17       2,488,615   2004
                                                    10.23             12.50       1,737,620   2003
                                                    12.06             10.23       1,059,252   2002
                                                    11.42             12.06         764,830   2001
                                                    10.00             11.42              --   2000
--------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares               12.17             12.43       6,615,034   2005
                                                    11.43             12.17       5,968,539   2004
                                                     9.65             11.43       4,468,512   2003
                                                    10.81              9.65       2,969,218   2002
                                                    11.31             10.81       3,102,244   2001
                                                    10.94             11.31       2,562,990   2000
                                                    10.00             10.94       1,305,705   1999
--------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                  10.47             10.57       3,050,878   2005
                                                     9.83             10.47       3,554,203   2004
                                                     8.10              9.83       3,883,332   2003
                                                    10.19              8.10       3,959,667   2002
                                                    11.31             10.19       3,528,046   2001
                                                    11.56             11.31       2,679,258   2000
                                                    10.00             11.56       1,442,844   1999
--------------------------------------------------------------------------------------------------
  Value Equity Fund                                  9.81             10.06         882,830   2005
                                                     9.10              9.81         907,459   2004
                                                     7.45              9.10         781,657   2003
                                                     9.18              7.45         662,957   2002
                                                     9.95              9.18         375,400   2001
                                                    10.00              9.95              --   2000
--------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                  20.96             23.29       3,702,698   2005
                                                    16.91             20.96       3,766,527   2004
                                                    13.38             16.91       3,787,195   2003
                                                    14.26             13.38       4,634,645   2002
                                                    12.93             14.26       4,778,066   2001
                                                    10.02             12.93       2,947,576   2000
                                                    10.00             10.02         482,846   1999
--------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $10.50            $11.13       2,353,339   2005
                                                            9.85             10.50       2,734,418   2004
                                                            8.79              9.85       2,863,634   2003
                                                            9.57              8.79       2,496,532   2002
                                                           10.45              9.57       1,718,954   2001
                                                           10.00             10.45              --   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         8.87              9.83         731,093   2005
                                                            7.63              8.87         760,869   2004
                                                            6.45              7.63         756,481   2003
                                                            7.79              6.45         733,417   2002
                                                           10.10              7.79         543,083   2001
                                                           10.00             10.10              --   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.07             10.03         576,033   2005
                                                            8.06              9.07         670,130   2004
                                                            6.49              8.06         717,420   2003
                                                            9.36              6.49         830,680   2002
                                                           11.42              9.36       1,091,617   2001
                                                           10.00             11.42       1,538,535   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.48              3.83       1,233,835   2005
                                                            3.52              3.48       1,523,494   2004
                                                            2.44              3.52       2,684,043   2003
                                                            4.20              2.44       1,683,152   2002
                                                            6.80              4.20       2,037,391   2001
                                                           10.00              6.80       1,420,254   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          8.53             11.07         528,101   2005
                                                            7.30              8.53         632,531   2004
                                                            5.51              7.30         780,184   2003
                                                            7.54              5.51         569,029   2002
                                                           10.46              7.54         484,214   2001
                                                           10.00             10.46              --   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              6.90              7.06         502,840   2005
                                                            6.72              6.90         598,520   2004
                                                            5.19              6.72         708,457   2003
                                                            7.20              5.19         904,504   2002
                                                           10.65              7.20         839,635   2001
                                                           10.00             10.65              --   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                6.55              7.22         542,886   2005
                                                            5.52              6.55         657,483   2004
                                                            4.16              5.52         716,420   2003
                                                            5.88              4.16         659,720   2002
                                                           10.13              5.88         595,649   2001
                                                           10.00             10.13              --   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              6.95              7.22         657,885   2005
                                                            6.75              6.95         747,701   2004
                                                            5.55              6.75         898,747   2003
                                                            7.58              5.55         981,626   2002
                                                           10.53              7.58         793,669   2001
                                                           10.00             10.53              --   2000
---------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                  $13.75            $14.04         220,028   2005
   (formerly, Salomon Brothers Variable All Cap Fund)                          12.93             13.75         250,043   2004
                                                                               10.00             12.93         118,583   2003
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II              10.00             10.56             335   2005
   (formerly, Salomon Brothers Variable Total Return Fund)
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
(formerly, Greenwich Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.46             14.53         105,612   2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.57             13.46          99,497   2004
                                                                               10.00             12.57          43,030   2003
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  6.79              6.97         786,685   2005
                                                                                6.33              6.79         893,355   2004
                                                                                5.24              6.33         842,912   2003
                                                                                7.37              5.24         700,945   2002
                                                                               10.33              7.37         546,216   2001
                                                                               10.00             10.33              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         8.52              8.98         551,663   2005
                                                                                7.79              8.52         599,081   2004
                                                                                6.49              7.79         635,728   2003
                                                                                8.37              6.49         574,564   2002
                                                                               10.79              8.37         414,666   2001
                                                                               10.00             10.79              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           9.13              9.45       1,216,273   2005
                                                                                8.74              9.13       1,391,242   2004
                                                                                6.65              8.74       1,909,855   2003
                                                                                9.90              6.65         695,512   2002
                                                                               11.31              9.90         422,279   2001
                                                                               10.00             11.31              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           10.00             10.32         172,654   2005
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              10.06             11.55       1,002,837   2005
                                                                                7.87             10.06         924,432   2004
                                                                                5.90              7.87         786,019   2003
                                                                                7.77              5.90         817,700   2002
                                                                               10.62              7.77         527,906   2001
                                                                               10.00             10.62              --   2000
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               10.94             11.17         190,090   2005
                                                                               10.00             10.94          91,270   2004
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   12.91             13.33         223,436   2005
                                                                               12.30             12.91         276,895   2004
                                                                               10.00             12.30         144,909   2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                   $11.58            $13.01       2,022,013   2005
                                                                              9.90             11.58       2,029,458   2004
                                                                              7.04              9.90       1,728,160   2003
                                                                              9.21              7.04       1,234,629   2002
                                                                             11.31              9.21         797,433   2001
                                                                             10.00             11.31              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           9.44              9.83       1,333,888   2005
                                                                              8.78              9.44       1,434,655   2004
                                                                              7.06              8.78       1,400,956   2003
                                                                              8.85              7.06       1,058,564   2002
                                                                             10.22              8.85         684,833   2001
                                                                             10.00             10.22              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                16.07             17.36         394,614   2005
                                                                             13.70             16.07         326,766   2004
                                                                             10.00             13.70         175,323   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA)                                    14.10             15.55         157,401   2005
                                                                             11.99             14.10         143,942   2004
                                                                             10.00             11.99          94,989   2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.00             10.40          50,984   2005
---------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                             12.11             12.54         299,743   2005
    Administrative Class Shares                                              11.66             12.11         279,948   2004
                                                                             11.58             11.66         308,007   2003
                                                                             10.87             11.58         267,370   2002
                                                                             10.66             10.87         143,308   2001
                                                                             10.00             10.66              --   2000
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.93             13.25       1,991,006   2005
                                                                             11.98             12.93       2,201,818   2004
                                                                              9.91             11.98       2,029,710   2003
                                                                             10.19              9.91       1,311,594   2002
                                                                              9.89             10.19         561,545   2001
                                                                             10.00              9.89              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.57             13.99       1,419,979   2005
                                                                             12.81             13.57       1,545,499   2004
                                                                             12.53             12.81       1,835,364   2003
                                                                             10.82             12.53       1,989,035   2002
                                                                             10.54             10.82         783,091   2001
                                                                             10.00             10.54              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.00              9.98          84,504   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.48             12.59       5,539,596   2005
                                                                             12.09             12.48       5,339,433   2004
                                                                             11.69             12.09       5,014,594   2003
                                                                             10.89             11.69       3,335,980   2002
                                                                             10.26             10.89       1,441,065   2001
                                                                             10.00             10.26              --   2000
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                      Accumulation        Accumulation  Accumulation
                                                     Unit Values at      Unit Values at   Units at
Subaccounts                                        Beginning of Period   End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                         $ 8.16              $ 9.16          86,137   2005
                                                           7.59                8.16          60,703   2004
                                                           5.95                7.59          38,702   2003
                                                           8.78                5.95           4,765   2002
                                                          10.00                8.78           4,587   2001
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II              14.00               16.72         107,394   2005
                                                          12.33               14.00          46,732   2004
                                                          10.00               12.33          11,574   2003
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                 10.00               14.85         105,453   2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  OTC Fund                                                 5.18                5.15       1,550,783   2005
                                                           4.81                5.18         966,564   2004
                                                           3.36                4.81         458,773   2003
                                                           5.58                3.36         374,079   2002
                                                          10.38                5.58         236,367   2001
                                                          10.00               10.38              --   2000
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                   11.97               12.27         953,409   2005
                                                          10.35               11.97         743,289   2004
                                                           8.04               10.35         375,479   2003
                                                          10.00                8.04          31,822   2002
----------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares             9.55               10.12         159,565   2005
                                                           9.08                9.55         151,642   2004
                                                           7.26                9.08          94,221   2003
                                                          10.00                7.26          13,078   2002
----------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
   Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares
   GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares

Table of Contents

Statement of Additional Information


                                                                           Page
The Company...............................................................  B-3

The Separate Account......................................................  B-4

Additional Information About the Guarantee Account........................  B-4

The Contracts.............................................................  B-4
   Transfer of Annuity Units..............................................  B-4
   Net Investment Factor..................................................  B-5

Termination of Participation Agreements...................................  B-6

Calculation of Performance Data...........................................  B-7
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market
     Fund.................................................................  B-8
   Other Subaccounts...................................................... B-10
   Other Performance Data................................................. B-11

Tax Matters............................................................... B-12
   Taxation of Genworth Life and Annuity Insurance Company
     (formerly, GE Life and Annuity Assurance Company).................... B-12
   IRS Required Distributions............................................. B-12

General Provisions........................................................ B-13
   Using the Contracts as Collateral...................................... B-13
   The Beneficiary........................................................ B-13
   Non-Participating...................................................... B-13
   Misstatement of Age or Gender.......................................... B-13
   Incontestability....................................................... B-14
   Statement of Values.................................................... B-14
   Trust as Owner or Beneficiary.......................................... B-14
   Written Notice......................................................... B-14

Legal Developments Regarding Employment-Related Benefit Plans............. B-14

Regulation of Genworth Life and Annuity Insurance Company
(formerly, GE Life and Annuity Assurance Company)......................... B-15

Experts................................................................... B-15

Financial Statements...................................................... B-15

                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      Genworth Life and Annuity Insurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor ___________________________________
                                                               Date